Net Loss per Share - Potential Dilutive Securities Excluded From Computation Of Diluted Net Loss Per Share Attributable To Common Stockholders (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Options To Purchase Common Stock
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	6,072,019	10,445,312	10,439,751	7,922,797
Unvested Restricted Stock
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	1,120,099	3,410,391	3,254,863	2,239,106